Goodwill Balances by Business Segment (Details) (USD $)	12 Months Ended								1 Months Ended	3 Months Ended	12 Months Ended								12 Months Ended		3 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Deposits [Member]	Dec. 31, 2010 Deposits [Member]	Dec. 31, 2010 Card Services [Member]	Jun. 30, 2011 Consumer Real Estate Services [Member]	Dec. 31, 2010 Consumer Real Estate Services [Member]	Dec. 31, 2011 Consumer Real Estate Services [Member]	Dec. 31, 2010 Consumer Real Estate Services [Member]	Dec. 31, 2011 Global Commercial Banking [Member]	Dec. 31, 2010 Global Commercial Banking [Member]	Dec. 31, 2011 Global Banking & Markets [Member]	Dec. 31, 2010 Global Banking & Markets [Member]	Dec. 31, 2011 Global Wealth & Investment Management [Member]	Dec. 31, 2010 Global Wealth & Investment Management [Member]	Dec. 31, 2011 All Other [Member]	Dec. 31, 2010 All Other [Member]	Dec. 31, 2011 International Consumer Card [Member]	Sep. 30, 2011 International Consumer Card [Member]	Sep. 30, 2011 CANADA International Consumer Card [Member]
Goodwill [Abstract]
Total Goodwill	$ 69,967,000,000		$ 73,861,000,000			$ 29,986,000,000	$ 29,986,000,000			$ 2,796,000,000		$ 2,796,000,000	$ 24,802,000,000	$ 24,358,000,000	$ 4,441,000,000	$ 4,439,000,000	$ 9,928,000,000	$ 9,928,000,000	$ 810,000,000	$ 2,354,000,000
In Text Details [Abstract]
Goodwill Allocated Due To Sale of Business									193,000,000													1,900,000,000	526,000,000
Goodwill impairment	$ 3,184,000,000	[1]	$ 12,400,000,000	[1]	$ 0	$ 0	$ 10,400,000,000	$ 10,400,000,000	$ 2,600,000,000	$ 2,000,000,000	$ 2,603,000,000	$ 2,000,000,000							$ 581,000,000		$ 581,000,000

[1]	There were no material intersegment revenues.